Notes Supporting Statement of Cash Flows (Details) - Schedule of notes supporting cash flows - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of notes supporting cash flows [Abstract]
Cash at bank available on demand	£ 52,742	£ 19,508	£ 1,366
Cash held in short-term deposit accounts	190,782	15,031	25,000
Cash and cash equivalents in the statement of financial position	243,524	34,539	26,366
Cash and cash equivalents in the statement of cash flows	£ 243,524	£ 34,539	£ 26,366